Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment [Abstract]
Schedule of property and equipment
	2017	2016
Computer equipment	$83,079	$66,433
Furniture and fixtures	158,502	132,905
Subtotal	241,581	199,338
Accumulated depreciation	74,276	(25,689)
Property and equipment, net	$167,305	$173,649